Leases (Tables)	12 Months Ended
Dec. 31, 2017
Leases
Schedule of payments recognized as cost and expense

	Year ended December 31,
	2017		2016		2015
Costs and leasing expenses	Ps.	53,070	Ps.	47,649	Ps.	44,779

Schedule of operating lease commitments as lessee

	Year ended December 31,
	2017		2016		2015
Duration:
Less than one year	Ps.	37,053	Ps.	27,950	Ps.	32,913
Greater than 1 year and less than 5 years		139,359		104,984		106,739
Greater than 5 years		192,846		192,471		218,719
Total	Ps.	369,258	Ps.	325,405	Ps.	358,371

Schedule of operating lease commitments as lessor

	Year ended December 31,
	2017		2016		2015
Duration:
Less than 1 year	Ps.	287,650	Ps.	402,871	Ps.	352,644
Greater than 1 year and less than 5 years		542,063		741,320		521,026
Greater than 5 years		117,911		321,870		93,110
Total	Ps.	947,624	Ps.	1,466,061	Ps.	966,780

Schedule of financial lease (as lessee)

	December 31,
	2017
Total long-term financial lease (1)	Ps.	37,450
Current portion		(6,592)
Long-term financial lease	Ps.	30,858